OTHER INTANGIBLE ASSETS, NET - Other Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Carrying Amount	$ 7,632	$ 8,065
Customer relationship & Other [Member]
Carrying Amount	1,599	1,824
IP & Technology [Member]
Carrying Amount	3,490	3,630
Capitalized software development costs [Member]
Carrying Amount	$ 2,542	$ 2,611